Net Sectorial Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Net Sectorial Financial Assets And Liabilities
Net Sectorial Financial Assets and Liabilities

8.	Net Sectorial Financial Assets and Liabilities

The Sectorial Financial Assets and Liabilities comprise the differences calculated between the balances considered in the tariff coverage to cover energy costs, charges and other financial components, and the actual costs incurred, resulting in a balance to be received by the distributor or to be refunded to consumers. The current balance consists of amounts approved by Aneel in the 2022 tariff adjustment and amounts that will be ratified in the next tariff events.

		Operating revenues		Financial results		Statement of Financial Position	Balance as of
	Balance as of				Tariff		December 31,
	January 1, 2022	Constitution	Amortization	Updating	flags	Constitution	2022
Portion A
Electricity purchased for resale - Itaipu	1,286,966	344,732	(914,566)	102,517	-	-	819,649
Electricity purchased for resale - CVA Energ	(475,842)	(540,360)	429,160	(36,149)	41,132	-	(582,059)
Transport of energy using the transmission system - basic grid	180,521	213,107	(152,329)	12,467	-	-	253,766
Transport of energy purchased from Itaipu	14,018	8,125	(11,823)	386	-	-	10,706
ESS	531,280	417,465	(324,194)	46,467	(443,689)	-	227,329
CDE	(18,786)	392,608	(201,781)	28,452	-	-	200,493
Proinfa	10,501	77,631	(53,235)	7,181	-	-	42,078
Other financial components
Refunds of Pis and Cofins (8.2)	(337,350)	-	1,164,877	-	-	(1,593,100)	(765,573)
Neutrality	81,177	94,338	(81,461)	4,544	-	-	98,598
Offset of bilateral contracts under CCEAR	(184)	(239)	385	(148)	-	-	(186)
Hydrological risk	(604,152)	(463,625)	570,582	(27,611)	-	-	(524,806)
Tariff refunds	(198,997)	(66,898)	101,685	(11,250)	-	-	(175,460)
Overcontracting	(78,596)	522,321	53,319	15,420	(76,140)	-	436,324
Itaipu Bonus	(26,451)	46,915	(6,240)	(4,568)	-	(4,713)	4,943
Water shortage account (8.1)	-	-	76,949	(2,293)	-	(145,844)	(71,188)
CDE Eletrobras (8.2)	-	165,214	-	(13,803)	-	(335,511)	(184,100)
Other	110,196	86,068	(100,867)	13,933	-	(1,701)	107,629
	474,301	1,297,402	550,461	135,545	(478,697)	(2,080,869)	(101,857)
Current assets	383,740						190,699
Noncurrent assets	383,740						190,699
Current liabilities	(139,770)						(433,914)
Noncurrent liabilities	(153,409)						(49,341)

		Operating revenues		Financial results		Statement of Financial Position	Balance as of
	Balance as of				Rate		December 31,
	January 1, 2021	Constitution	Amortization	Updating	flags	Constitution	2021
Portion A
Electricity purchased for resale - Itaipu	463,176	1,133,849	(348,804)	38,745	-	-	1,286,966
Electricity purchased for resale - CVA Energ	(100,053)	640,205	128,545	(1,303)	(1,143,236)	-	(475,842)
Transport of energy using the transmission system - basic grid	176,877	164,203	(170,538)	9,979	-	-	180,521
Transport of energy purchased from Itaipu	19,746	10,933	(17,746)	1,085	-	-	14,018
ESS	19,131	728,954	(23,429)	2,374	(195,750)	-	531,280
CDE	(1,872)	22,765	(41,260)	1,581	-	-	(18,786)
Proinfa	(145)	22,155	(11,812)	303	-	-	10,501
Other financial components
Refunds of Pis and Cofins (Note 13.2.1)	-	-	364,650	-	-	(702,000)	(337,350)
Neutrality	77,265	60,608	(57,925)	1,229	-	-	81,177
Offset of bilateral contracts under CCEAR	36,395	(383)	(36,196)	-	-	-	(184)
Hydrological risk	(474,111)	(562,663)	443,644	(11,022)	-	-	(604,152)
Tariff refunds	(193,669)	(97,684)	100,956	(8,600)	-	-	(198,997)
Overcontracting	130,677	(99,743)	(23,230)	(2,220)	(84,080)	-	(78,596)
Itaipu Bonus	-	60,065	-	220	-	(86,736)	(26,451)
Other	4,804	89,875	22,330	(213)	-	(6,600)	110,196
	158,221	2,173,139	329,185	32,158	(1,423,066)	(795,336)	474,301
Current assets	173,465						383,740
Noncurrent assets	173,465						383,740
Current liabilities	(188,709)						(139,770)
Noncurrent liabilities	-						(153,409)

8.1	Water shortage account

In view of the 2021 water shortage, one of the government measures designed to mitigate the financial impacts on the electricity sector was the contracting of a financial transaction to cover additional costs temporarily assumed by distributors in the period (Decree No. 10939/2022). The funds were allocated to the Water shortage account (Aneel’s Regulatory Resolution No. 1008/2022). On May 9, 2022, Copel DIS received R$145,844, recognized as a financial component in the annual tariff adjustment process, with the amount monetary restated by the Selic rate. The amount will be passed on to consumers through monthly installments approved by Aneel and collected into the CDE Water shortage account as of the next tariff adjustment process, to be carried out in June 2023, over a four-year period (Note 30.3.1).

8.2	Annual tariff adjustment

In Copel DIS’s annual tariff adjustment process (Note 30.4), R$1,593,100 were considered for tariff reduction (R$702,000 in 2021), resulting from a lawsuit filed by the Company regarding State VAT (ICMS) exclusion from Contribution tax on gross revenue for social integration program (PIS) and for social security financing (Cofins) tax bases (Note 12.2.1).

Also, in view of Centrais Elétricas Brasileiras S.A. - Eletrobrás privatization, it was determined that 50% of the added value arising from the grant bonus of Eletrobrás hydropower plants renewed service concession arrangements would be passed on to the affordable energy tariffs. The amount allocated to Copel DIS in the 2022 tariff adjustment process was R$335,511, which was received by the Company on July 29, 2022.